Schedule of investments
Delaware Ivy VIP Global Growth
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.38%Δ
Canada − 3.15%
Barrick Gold	59,230	$ 1,099,901
Canadian Natural Resources	48,463	2,682,427
		3,782,328
China − 4.78%
China Mengniu Dairy	482,000	1,975,934
H World Group ADR †	36,586	1,791,982
Tencent Holdings	40,300	1,969,434
		5,737,350
China/Hong Kong − 0.05%
Meituan Class B #, †	3,380	61,321
		61,321
Denmark − 1.80%
Genmab †	5,706	2,156,898
		2,156,898
France − 8.56%
Airbus	19,169	2,560,356
BNP Paribas	32,693	1,952,347
LVMH Moet Hennessy Louis Vuitton	1,533	1,407,154
Thales	12,475	1,844,389
TotalEnergies	15,496	913,702
Vinci	13,940	1,598,116
		10,276,064
Germany − 5.17%
Bayer	30,533	1,950,497
Deutsche Telekom	111,917	2,712,006
RWE	35,799	1,540,373
		6,202,876
Hong Kong − 1.44%
Prudential	126,242	1,728,460
		1,728,460
India − 4.64%
ICICI Bank	117,885	1,259,772
Larsen & Toubro	70,678	1,865,638
NTPC	577,151	1,232,185
State Bank of India	188,672	1,206,094
		5,563,689
Israel − 1.84%
Check Point Software Technologies †	16,978	2,207,140
		2,207,140
Italy − 1.55%
Ferrari	6,845	1,854,884
		1,854,884
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan − 3.49%
Asahi Group Holdings	38,500	$ 1,432,895
Mitsubishi UFJ Financial Group	257,500	1,650,232
ORIX	66,900	1,103,048
		4,186,175
Netherlands − 0.79%
Shell	32,951	944,082
		944,082
Taiwan − 1.93%
Taiwan Semiconductor Manufacturing	132,000	2,313,250
		2,313,250
United Kingdom − 3.68%
AstraZeneca	14,367	1,990,610
Reckitt Benckiser Group	31,971	2,432,275
		4,422,885
United States − 55.51%
Abbott Laboratories	14,203	1,438,196
AGNC Investment	155,342	1,565,847
Amazon.com †	18,852	1,947,223
Ambarella †	14,270	1,104,783
Apple	9,756	1,608,764
Aptiv †	18,373	2,061,267
Autodesk †	6,871	1,430,267
Burlington Stores †	7,555	1,526,866
Casey's General Stores	5,069	1,097,236
ConocoPhillips	23,008	2,282,624
Danaher	6,821	1,719,165
Darden Restaurants	12,259	1,902,106
Eli Lilly & Co.	4,510	1,548,824
Generac Holdings †	10,287	1,111,099
Ingersoll Rand	29,031	1,689,024
Intercontinental Exchange	12,557	1,309,570
Intuit	5,156	2,298,699
KLA	2,691	1,074,166
Mastercard Class A	7,900	2,870,939
Microchip Technology	15,578	1,305,125
Microsoft	14,555	4,196,207
Morgan Stanley	19,008	1,668,902
NVIDIA	6,374	1,770,506
PayPal Holdings †	21,348	1,621,167
Pinterest Class A †	72,455	1,975,848
Procter & Gamble	16,214	2,410,860
Raytheon Technologies	23,239	2,275,795
Regeneron Pharmaceuticals †	3,000	2,465,010
Schlumberger	11,124	546,188
Seagate Technology Holdings	31,734	2,098,252
Skechers USA Class A †	29,924	1,421,988
Thermo Fisher Scientific	2,454	1,414,412
NQ-IV096 [3/23] 5/23 (2913038)    1

Schedule of investments
Delaware Ivy VIP Global Growth   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
T-Mobile US †	8,684	$ 1,257,791
Union Pacific	8,587	1,728,220
UnitedHealth Group	5,422	2,562,383
VeriSign †	9,316	1,968,750
Vertex Pharmaceuticals †	7,437	2,343,176
		66,617,245
Total Common Stocks (cost $100,931,940)		118,054,647

Short-Term Investments – 1.58%
Money Market Mutual Funds – 1.58%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	475,001	475,001
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	475,002	475,002
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	475,001	475,001
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	475,001	475,001
Total Short-Term Investments (cost $1,900,005)		1,900,005

Total Value of Securities−99.96% (cost $102,831,945)		119,954,652
Receivables and Other Assets Net of Liabilities — 0.04%		51,050
Net Assets Applicable to 34,148,318 Shares Outstanding — 100.00%	$120,005,702

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $61,321, which represents 0.05% of the Portfolio's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV096 [3/23] 5/23 (2913038)